Goodwill	12 Months Ended
Aug. 31, 2020
Goodwill
Goodwill

11.   Goodwill

Goodwill balances as of August 31, 2019 and 2020 were as follows:

RMB
Balance as of August 31, 2017	58,676
Goodwill acquired (Note 4)	313,717
Disposal of subsidiaries	(316)

Balance as of August 31, 2018	372,077
Goodwill acquired (Note 4)	489,930
Disposal of subsidiaries	(46,955)

Balance as of August 31, 2019	815,052
Goodwill acquired (Note 4)	702,596
Disposal of subsidiaries	(36,247)

Balance as of August 31, 2020	1,481,401
Balance as of August 31, 2020, in US$	216,345

No impairment charges were recorded during the years ended August 31, 2018, 2019 and 2020.